                                Oppenheimer High Yield Fund
                          Supplement dated January 5, 2004 to the
                              Prospectus dated August 22, 2003

1. The supplement dated August 27, 2003 is deleted and replaced by this supplement.

2. The "Shareholder Fees" table and accompanying footnotes on page 9 are deleted and replaced with the following:

Shareholder Fees (charges paid directly from your investment):
--------------------------------------------------------------------------
                                   Class   Class   Class   Class   Class
                                   A       B       C       N       Y
                                   Shares  Shares  Shares  Shares  Shares
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Maximum Sales Charge (Load)         4.75%   None    None    None    None
on purchases (as % of offering
price)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load)
(as % of the lower of the           None1    5%2     1%3     1%4    None
original offering price or
redemption proceeds)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Redemption Fee (as a percentage     2.00%   2.00%   2.00%   2.00%  2.00%
of total redemption proceeds)5
--------------------------------------------------------------------------
1. A contingent  deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain  retirement plan accounts) of Class
A shares.  See "How to Buy Shares" for details.
2. Applies to  redemptions  in first year after  purchase.  The  contingent deferred  sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4.  Applies to shares  redeemed  within 18 months of a retirement plan's first purchase of Class N shares.
5. Effective  March 15, 2004, the redemption fee applies to the proceeds of Fund shares that are redeemed  (either by selling or exchanging to another
Oppenheimer fund) within 30 days of their purchase.  See "How to Sell Shares"
for more  information  on when the  redemption fee will apply.

     3. The  following  is added to the section in "About Your  Account - How to
Sell  Shares"  on page 27 before  the  sub-section  entitled  "Certain  Requests
Require a Signature Guarantee."

     Redemption Fee. Effective March 15, 2004, the Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed  (either by selling or  exchanging  to another  Oppenheimer fund) within 30 days of their purchase.  The redemption fee is paid to the Fund, and is intended to offset the trading costs,  market impact and other costs  associated  with  short-term  money movements in and out of the
Fund.  The  redemption  fee is imposed to the extent that Fund  shares  redeemed exceed Fund shares that have been held more than 30 days. For shares of the Fund acquired by exchange, the holding period prior to the exchange is not considered in determining whether to apply the redemption fee.

   The redemption fee is not imposed on shares:

o     held in certain omnibus accounts, including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, Section 403(b)(7)
custodial plan accounts, or plans administered as college savings programs under
Section 529 of the Internal Revenue Code,

     o redeemed  under  automatic  withdrawal  plans or  pursuant  to  automatic re-balancing in OppenheimerFunds Portfolio Builder accounts,

o  redeemed due to death or disability of the shareholder, or

     o  redeemed  from  accounts  for which  the  dealer,  broker  or  financial institution  of record has entered into an agreement  with the  Distributor  for this purpose.

     4. The  following  bullet is added at the end of the  section  titled  "ARE
THERE LIMITATIONS ON EXCHANGES?" on page 32:

     o Effective  March 15, 2004,  the Fund assesses a 2% fee on the proceeds of
Fund  shares  that are  redeemed  (either by selling  or  exchanging  to another
Oppenheimer  fund)  within 30 days of their  purchase.  Further  details are set forth above.

     5. Effective with the Fund's September dividend payment,  the dividend will fluctuate with the amount of net investment  income earned by the Fund. The Fund will no longer  attempt to pay dividends on Class A shares at a constant  level.
Therefore,  effective September 1, 2003, the section entitled  "DIVIDENDS" under the caption  "Dividends,  Capital  Gains and Taxes" on page 34 is deleted in its entirety and replaced with the following:

     DIVIDENDS.  The Fund intends to declare dividends separately for each class of shares from net  investment  income on each  regular  business day and to pay those  dividends  to  shareholders  monthly on a date  selected  by the Board of
Trustees. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase  payment for the shares.  Dividends  and  distributions  paid on Class A and Class Y shares  will generally  be higher  than  dividends  for Class B,  Class C and Class N shares, which  normally  have higher  expenses than Class A and Class Y. The Fund has no fixed  dividend  rate and cannot  guarantee  that it will pay any  dividends  or distributions.

January 5, 2004                                               PS0280.037

                      OPPENHEIMER HIGH YIELD FUND
               Supplement dated December 15, 2003 to the
               Statement of Additional Information dated
               August 22, 2003, revised December 12, 2003

Effective  December 15, 2003,  Mr. James C. Swain retired as Chairman of the Board of  Trustees of the Fund,  and Mr.  William L.  Armstrong  was
elected  as  Chairman  of  the  Board.   Therefore,   the  Statement  of
Additional Information is changed as follows:

1.    The  biography of Mr. James C. Swain on page 34 is deleted and the following  is added to Mr.  Armstrong's  biography:  "Chairman of the
   Board of Trustees."

2.    The  Compensation  table and the  footnotes  on page 40 is deleted and replace with the following:

--------------------------------------------------------------------------------
                                      Aggregate        Total Compensation from
Trustee Name and Other Fund       Compensation from     Fund and Fund Complex
Position(s) (as applicable)             Fund1             Paid to Trustees*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James C. Swain2,6                       $7,548                $177,996
Chairman of the Board of
Trustees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William L. Armstrong7
Chairman of the Board of
Trustees and Audit Committee            $4,064                 $92,076
Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert G. Avis                          $4,064                 $92,199
Review Committee Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George C. Bowen                         $4,064                 $91,124
Audit Committee Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward L. Cameron                       $4,588                 $99,743
Audit Committee Chairman
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jon S. Fossel                           $4,588                 $94,590
Review Committee Chairman
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sam Freedman                            $4,064                 $92,199
Review Committee Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beverly L. Hamilton2                   $4,0643                $113,6594
Review Committee Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Malone2                      $4,0643                 $58,326
Audit Committee Member
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
F. William Marshall                     $4,064                $138,1245
Review Committee Member
--------------------------------------------------------------------------------
Effective  July 1, 2002, C. Howard Kast and Robert M.  Kirchner  retired as  Trustees  from the  Board II  Funds.  For the  calendar  year  ended
December 31, 2002, Mr. Kast received  $41,451 and Mr. Kirchner  received
$38,001 total  compensation  from all of the Oppenheimer funds for which they served as Trustee.
1.  Aggregate   Compensation   from  Fund  includes  fees  and  deferred
compensation, if any, for a Trustee.
2. Includes $4,064 deferred under Deferred  Compensation  Plan described below.
3. Mrs.  Hamilton  and Mr.  Malone were elected as Trustees of the Board
II Funds effective June 1, 2002.  Compensation for Mrs. Hamilton and Mr.
Malone  was  paid by all the  Board II  Funds,  with  the  exception  of
Oppenheimer  Senior  Floating Rate Fund for which they  currently do not serve as Trustees (total of 40 Oppenheimer funds at December 31, 2002).
4. Includes  $55,333  compensation  (of which 100% was deferred  under a deferred  compensation  plan)  paid to Mrs.  Hamilton  for  serving as a trustee by two open-end investment companies  (MassMutual  Institutional
Funds and MML Series  Investment Fund) the investment  adviser for which is the indirect parent company of the Fund's  Manager.  The Manager also serves as the Sub-Advisor to the MassMutual  International  Equity Fund,
a series of MassMutual Institutional Funds.
5. Includes $47,000  compensation  paid to Mr. Marshall for serving as a trustee by two open-end investment companies  (MassMutual  Institutional
Funds and MML Series  Investment Fund) the investment  adviser for which is the indirect parent company of the Fund's  Manager.  The Manager also serves as the Sub-Advisor to the MassMutual  International  Equity Fund,
a series of MassMutual Institutional Funds.
6. Mr. Swain retired as Trustee and as Chairman of all Board II Funds, effective December 15, 2003.
7. Mr. Armstrong was elected Chairman of all the Board II Funds, effective December 15, 2003. Prior to that date, he was Vice Chairman.

* For purposes of this section only, "Fund Complex" includes the
Oppenheimer funds, MassMutual Institutional Funds and MML Series
Investment Fund in accordance with the instructions for Form N-1A.  The
Manager does not consider MassMutual Institutional Funds and MML Series
Investment Fund to be part of the OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

3.    The first  sentence  of the  fifth  paragraph  under  the  section entitled  "Board of Trustees  and  Oversight  Committees"  on page 32 is deleted and replaced with the following:

            The  members  of the  Review  Committee  are  Jon S.  Fossel
      (Chairman),  Robert G. Avis, Sam Freedman, Beverly Hamilton and F.
      William Marshall, Jr.

4.    The first and second  paragraphs  under the section  "Trustees and
Officers  of the  Fund"  on  page 32 are  deleted  and  replaced  by the following:

      Trustees and Officers of the Fund. Except for Mr. Murphy, each of the Trustees are "Independent Trustees," as defined under the
      Investment Company Act. Mr. Murphy is an "Interested Trustee,"
      because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a
      Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a trustee of the Fund and the other Board II Funds
      (defined below) for which he is a trustee or director.

            The Fund's Trustees and officers and their positions held
      with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the
      Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees. All of the Trustees are also trustees or directors of the following
      Oppenheimer funds (except for Ms. Hamilton and Mr. Malone, who are not Trustees of Oppenheimer Senior Floating Rate Fund)
      (referred to as "Board II Funds"):

5.    The biography of Mr. Richard  Grabish on page 37 is deleted in its entirety.

December 15, 2003                                                   PX0280.013